Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning		$ 3,351,600
Fair value, Ending	$ 1,231,200				$ 3,351,600	3,351,600
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning		3,351,600
Initial measurement on January 11, 2021						7,729,200
Change in valuation inputs or other assumptions						(4,377,600)
Fair value, Ending					3,351,600	3,351,600
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning	3,762,000	3,351,600	$ 3,625,200		3,693,600
Initial measurement				7,729,200
Change in valuation inputs or other assumptions	(2,530,800)	410,400	68,400	(4,104,000)	(342,000)
Fair value, Ending	1,231,200	3,762,000	$ 3,693,600	$ 3,625,200	3,351,600	3,351,600
Conversion Option Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning	76,788	6,892
Initial measurement						18,727
Change in valuation inputs or other assumptions	$ (76,788)	69,896				(11,835)
Fair value, Ending		$ 76,788			$ 6,892	$ 6,892